Accruals and other payables (Tables)	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of accruals and other payables
	As of June 30,
	2026	2025
	US$	US$

Accruals
Staff salaries	87,834	48,820
Professional and consultancy fee	213,390	386,762
GST payables	131,455	127,948
Other payables	25,982	-
	458,661	563,530